Fees Summary	May 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,574,050,055.95
Previously Paid Amount	0.00
Total Fee Amount	769,927.04
Total Offset Amount	0.00
Net Fee	$ 769,927.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A